Nature of Operations	12 Months Ended
Jun. 30, 2021
1. Nature of Operations

1. Nature of Operations

NextSource Materials Inc. (the “Company” or “NextSource”) is principally engaged in the development of mineral resources and value-added processing of graphite into materials used in batteries and other technological applications.

NextSource was continued under the Canada Business Corporations Act from the State of Minnesota to Canada on December 27, 2017 and has a fiscal year end of June 30. The Company’s registered head office and primary location of records is 130 King Street West, Exchange Tower, Suite 1940, Toronto, Ontario Canada, M5X 2A2. The Company’s common shares are listed on the Toronto Stock Exchange (the “TSX”) under the symbol “NEXT” and the OTCQB under the symbol “NSRCF”.

The Company is currently constructing the first phase of its Molo Graphite Mine, located in Madagascar, and is evaluating the construction of a coated spheronized graphite plant, in a location to be determined, and is evaluating the Green Giant Vanadium Project, located in Madagascar. The Company does not currently operate any mines and has not completed the construction of any mines. No commercial revenue has been generated from any mineral resources. The Company does not pay dividends and is unlikely to do so in the immediate or foreseeable future.

These consolidated financial statements were approved by the Board of Directors of the Company (the “Board”) on September 28, 2021.